Expense Example - American Beacon AHL Managed Futures Strategy Fund	Dec. 31, 2024 USD ($)
A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 752
Expense Example, with Redemption, 3 Years	1,137
Expense Example, with Redemption, 5 Years	1,546
Expense Example, with Redemption, 10 Years	2,684
C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	362
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,375
Expense Example, with Redemption, 10 Years	2,924
Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,933
R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	$ 2,233